Provisions - Summary of Provisions for Deferred Cash Consideration (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	£ 4,349,386
Ending balance	2,973,367	£ 4,349,386
Current	332,014	274,000
Non-current	2,641,353	4,075,386
Provision for deferred cash consideration [member]
Disclosure of other provisions [line items]
Beginning balance	2,061,000
Arising during the year		2,061,000
Increase in provision due to the unwinding of the time value of money	443,000
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 12)	(373,000)
Ending balance	2,131,000	2,061,000
Current	332,014	274,000
Non-current	£ 1,798,986	£ 1,787,000